Other payables - Additional information (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Other liabilities.
Increase Decrease In Other Payables	€ (453,000)
Increase (Decrease) in payroll related liabilities.	(900,000)
Increase (decrease) in foreign currency swaps and forwards - current.	(353,000)
Increase (Decrease) In Accrued Expenses	452,000
Increase (decrease) in other liabilities.	348,000
Current other liability related to the continued development	900,000	€ 900,000
Non-current other liability related to the continued development	€ 379,000	€ 800,000